Receivables and Other Current Assets	6 Months Ended
Jun. 30, 2020
Trade and other current receivables [abstract]
Receivables and Other Current Assets

4. RECEIVABLES AND OTHER CURRENT ASSETS

A summary of the receivables and other current assets as of June 30, 2020 is detailed in the table below:

(All amounts in table are expressed in thousands of Canadian dollars)

	June 30, 2020	December 31, 2019
Sales taxes receivable	22	62
Other current assets	45	99
	67	161

Other current assets are comprised of prepaid expenses and amounts receivable.